Employee Benefits (Summary of Employee Benefit Plans' Obligations, Assets, Funded Status and Expense) (Details) $ in Millions	12 Months Ended
	Oct. 31, 2024 CAD ($) yr	Oct. 31, 2023 CAD ($) yr
Change in projected benefit obligation [Abstract]
Defined benefit obligation at beginning of year	$ (10)
Defined benefit obligation at end of year	338	$ (10)
Other assets in the Bank's Consolidated Balance Sheet	28,181	27,629
Other liabilities in the Bank's Consolidated Balance Sheet	(51,878)	(47,574)
Net employee benefits expense [Abstract]
Total expense	843	752
Principal pension plans [member]
Change in projected benefit obligation [Abstract]
Service cost - benefits earned	217	247
Net interest cost (income) on net defined benefit liability (asset)	(83)	(100)
Remeasurement (gain) loss - financial	1,155	(487)
Remeasurement gain (loss) - return on plan assets less interest income	(986)	697
Remeasurement (gain) loss - demographic	0	0
Remeasurement (gain) loss - experience	92	151
Past service cost	35	0
Effect of asset limitation and minimum funding requirement	948	1,387
Excess (deficit) of plan assets at fair value over projected benefit obligation	0	(195)
Other assets in the Bank's Consolidated Balance Sheet	948	1,192
Other liabilities in the Bank's Consolidated Balance Sheet	0	0
Net defined benefit asset (liability)	948	1,192
Net employee benefits expense [Abstract]
Service cost - benefits earned	217	247
Net interest cost (income) on net defined benefit liability (asset)	(83)	(100)
Interest cost on asset limitation and minimum funding requirement	11	21
Past service cost	35	0
Defined benefit administrative expenses	9	10
Total expense	$ 189	$ 178
Principal pension plans [member] | Annual Expense [member]
Actuarial assumptions used [Abstract]
Weighted-average discount rate for projected benefit obligation	5.66%	5.44%
Weighted-average rate of compensation increase	2.78%	2.88%
Principal pension plans [member] | Annual Expense [member] | Male [member] | Retiring currently at age 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years | yr	23.2	23.2
Principal pension plans [member] | Annual Expense [member] | Male [member] | Currently aged 45 and retiring at 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years | yr	24.1	24.1
Principal pension plans [member] | Annual Expense [member] | Female [member] | Retiring currently at age 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years | yr	24.3	24.3
Principal pension plans [member] | Annual Expense [member] | Female [member] | Currently aged 45 and retiring at 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years | yr	25.2	25.2
Principal pension plans [member] | Projected Benefit Obligation [member]
Actuarial assumptions used [Abstract]
Weighted-average discount rate for projected benefit obligation	4.83%	5.66%
Weighted-average rate of compensation increase	2.78%	2.78%
Principal pension plans [member] | Projected Benefit Obligation [member] | Male [member] | Retiring currently at age 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years | yr	23.2	23.2
Principal pension plans [member] | Projected Benefit Obligation [member] | Male [member] | Currently aged 45 and retiring at 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years | yr	24.1	24.1
Principal pension plans [member] | Projected Benefit Obligation [member] | Female [member] | Retiring currently at age 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years | yr	24.3	24.3
Principal pension plans [member] | Projected Benefit Obligation [member] | Female [member] | Currently aged 45 and retiring at 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years | yr	25.2	25.2
Principal pension plans [member] | Change in projected benefit obligation [member]
Change in projected benefit obligation [Abstract]
Defined benefit obligation at beginning of year	$ 6,833	$ 6,763
Service cost - benefits earned	217	247
Net interest cost (income) on net defined benefit liability (asset)	381	353
Remeasurement (gain) loss - financial	1,155	(487)
Remeasurement (gain) loss - demographic	0	0
Remeasurement (gain) loss - experience	92	151
Members' contributions	112	113
Employer's contributions	355	307
Change in foreign currency exchange rate	0	0
Past service cost	35	0
Defined benefit obligation at end of year	8,470	6,833
Net employee benefits expense [Abstract]
Service cost - benefits earned	217	247
Net interest cost (income) on net defined benefit liability (asset)	381	353
Past service cost	35	0
Principal pension plans [member] | Change in projected benefit obligation [member] | Wholly or partly funded defined benefit plans [member]
Change in projected benefit obligation [Abstract]
Defined benefit obligation at beginning of year	6,833
Defined benefit obligation at end of year	8,470	6,833
Principal pension plans [member] | Change in projected benefit obligation [member] | Wholly unfunded defined benefit plans [member]
Change in projected benefit obligation [Abstract]
Defined benefit obligation at beginning of year	0
Defined benefit obligation at end of year	0	0
Principal pension plans [member] | Change in plan assets [member]
Change in projected benefit obligation [Abstract]
Defined benefit obligation at beginning of year	8,220	8,481
Net interest cost (income) on net defined benefit liability (asset)	464	453
Remeasurement gain (loss) - return on plan assets less interest income	988	(698)
Members' contributions	112	113
Employer's contributions	0	187
Benefits paid	(355)	(307)
Change in foreign currency exchange rate	0	0
Defined benefit administrative expenses	(11)	(9)
Defined benefit obligation at end of year	9,418	8,220
Net employee benefits expense [Abstract]
Net interest cost (income) on net defined benefit liability (asset)	464	453
Principal post-retirement benefit plan [member]
Change in projected benefit obligation [Abstract]
Service cost - benefits earned	5	6
Net interest cost (income) on net defined benefit liability (asset)	20	19
Remeasurement (gain) loss - financial	40	(9)
Remeasurement gain (loss) - return on plan assets less interest income	0	0
Remeasurement (gain) loss - demographic	0	(18)
Remeasurement (gain) loss - experience	0	2
Past service cost	0	0
Effect of asset limitation and minimum funding requirement	(397)	(352)
Excess (deficit) of plan assets at fair value over projected benefit obligation	0	0
Other assets in the Bank's Consolidated Balance Sheet	0	0
Other liabilities in the Bank's Consolidated Balance Sheet	(397)	(352)
Net defined benefit asset (liability)	(397)	(352)
Net employee benefits expense [Abstract]
Service cost - benefits earned	5	6
Net interest cost (income) on net defined benefit liability (asset)	20	19
Interest cost on asset limitation and minimum funding requirement	0	0
Past service cost	0	0
Defined benefit administrative expenses	0	0
Total expense	$ 25	$ 25
Principal post-retirement benefit plan [member] | Annual Expense [member]
Actuarial assumptions used [Abstract]
Weighted-average discount rate for projected benefit obligation	5.71%	5.45%
Weighted-average rate of compensation increase	3.05%	3.25%
Principal post-retirement benefit plan [member] | Annual Expense [member] | Male [member] | Retiring currently at age 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years | yr	23.2	23.2
Principal post-retirement benefit plan [member] | Annual Expense [member] | Male [member] | Currently aged 45 and retiring at 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years | yr	24.1	24.1
Principal post-retirement benefit plan [member] | Annual Expense [member] | Female [member] | Retiring currently at age 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years | yr	24.3	24.3
Principal post-retirement benefit plan [member] | Annual Expense [member] | Female [member] | Currently aged 45 and retiring at 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years | yr	25.2	25.2
Principal post-retirement benefit plan [member] | Projected Benefit Obligation [member]
Actuarial assumptions used [Abstract]
Weighted-average discount rate for projected benefit obligation	4.80%	5.71%
Weighted-average rate of compensation increase	3.00%	3.05%
Principal post-retirement benefit plan [member] | Projected Benefit Obligation [member] | Male [member] | Retiring currently at age 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years | yr	23.2	23.2
Principal post-retirement benefit plan [member] | Projected Benefit Obligation [member] | Male [member] | Currently aged 45 and retiring at 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years | yr	24.1	24.1
Principal post-retirement benefit plan [member] | Projected Benefit Obligation [member] | Female [member] | Retiring currently at age 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years | yr	24.3	24.3
Principal post-retirement benefit plan [member] | Projected Benefit Obligation [member] | Female [member] | Currently aged 45 and retiring at 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years | yr	25.2	25.2
Principal post-retirement benefit plan [member] | Change in projected benefit obligation [member]
Change in projected benefit obligation [Abstract]
Defined benefit obligation at beginning of year	$ 352	$ 372
Service cost - benefits earned	5	6
Net interest cost (income) on net defined benefit liability (asset)	20	19
Remeasurement (gain) loss - financial	40	(9)
Remeasurement (gain) loss - demographic	0	(18)
Remeasurement (gain) loss - experience	0	2
Members' contributions	0	0
Employer's contributions	20	20
Change in foreign currency exchange rate	0	0
Past service cost	0	0
Defined benefit obligation at end of year	397	352
Net employee benefits expense [Abstract]
Service cost - benefits earned	5	6
Net interest cost (income) on net defined benefit liability (asset)	20	19
Past service cost	0	0
Principal post-retirement benefit plan [member] | Change in projected benefit obligation [member] | Wholly or partly funded defined benefit plans [member]
Change in projected benefit obligation [Abstract]
Defined benefit obligation at beginning of year	0
Defined benefit obligation at end of year	0	0
Principal post-retirement benefit plan [member] | Change in projected benefit obligation [member] | Wholly unfunded defined benefit plans [member]
Change in projected benefit obligation [Abstract]
Defined benefit obligation at beginning of year	352
Defined benefit obligation at end of year	397	352
Principal post-retirement benefit plan [member] | Change in plan assets [member]
Change in projected benefit obligation [Abstract]
Defined benefit obligation at beginning of year	0	0
Net interest cost (income) on net defined benefit liability (asset)	0	0
Remeasurement gain (loss) - return on plan assets less interest income	0	0
Members' contributions	0	0
Employer's contributions	20	20
Benefits paid	(20)	(20)
Change in foreign currency exchange rate	0	0
Defined benefit administrative expenses	0	0
Defined benefit obligation at end of year	0	0
Net employee benefits expense [Abstract]
Net interest cost (income) on net defined benefit liability (asset)	0	0
Other pension plans [member]
Change in projected benefit obligation [Abstract]
Service cost - benefits earned	15	17
Net interest cost (income) on net defined benefit liability (asset)	26	23
Remeasurement (gain) loss - financial	220	(97)
Remeasurement gain (loss) - return on plan assets less interest income	(177)	77
Remeasurement (gain) loss - demographic	(1)	0
Remeasurement (gain) loss - experience	20	11
Past service cost	0	0
Effect of asset limitation and minimum funding requirement	(500)	(448)
Excess (deficit) of plan assets at fair value over projected benefit obligation	(21)	(53)
Other assets in the Bank's Consolidated Balance Sheet	94	62
Other liabilities in the Bank's Consolidated Balance Sheet	(615)	(563)
Net defined benefit asset (liability)	(521)	(501)
Net employee benefits expense [Abstract]
Service cost - benefits earned	15	17
Net interest cost (income) on net defined benefit liability (asset)	26	23
Interest cost on asset limitation and minimum funding requirement	3	4
Past service cost	0	0
Defined benefit administrative expenses	5	5
Total expense	$ 49	$ 49
Other pension plans [member] | Annual Expense [member]
Actuarial assumptions used [Abstract]
Weighted-average discount rate for projected benefit obligation	5.95%	5.56%
Weighted-average rate of compensation increase	1.35%	1.42%
Other pension plans [member] | Annual Expense [member] | Male [member] | Retiring currently at age 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years | yr	21.9	21.9
Other pension plans [member] | Annual Expense [member] | Male [member] | Currently aged 45 and retiring at 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years | yr	22.6	22.6
Other pension plans [member] | Annual Expense [member] | Female [member] | Retiring currently at age 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years | yr	23.4	23.4
Other pension plans [member] | Annual Expense [member] | Female [member] | Currently aged 45 and retiring at 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years | yr	24.3	24.2
Other pension plans [member] | Projected Benefit Obligation [member]
Actuarial assumptions used [Abstract]
Weighted-average discount rate for projected benefit obligation	5.06%	5.95%
Weighted-average rate of compensation increase	1.37%	1.35%
Other pension plans [member] | Projected Benefit Obligation [member] | Male [member] | Retiring currently at age 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years | yr	21.9	21.9
Other pension plans [member] | Projected Benefit Obligation [member] | Male [member] | Currently aged 45 and retiring at 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years | yr	22.7	22.6
Other pension plans [member] | Projected Benefit Obligation [member] | Female [member] | Retiring currently at age 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years | yr	23.5	23.4
Other pension plans [member] | Projected Benefit Obligation [member] | Female [member] | Currently aged 45 and retiring at 65 [member]
Actuarial assumptions used [Abstract]
Assumed life expectancy at age 65, in years | yr	24.3	24.3
Other pension plans [member] | Change in projected benefit obligation [member]
Change in projected benefit obligation [Abstract]
Defined benefit obligation at beginning of year	$ 2,264	$ 2,339
Service cost - benefits earned	15	17
Net interest cost (income) on net defined benefit liability (asset)	128	122
Remeasurement (gain) loss - financial	220	(97)
Remeasurement (gain) loss - demographic	(1)	0
Remeasurement (gain) loss - experience	20	11
Members' contributions	0	0
Employer's contributions	149	149
Change in foreign currency exchange rate	3	21
Past service cost	0	0
Defined benefit obligation at end of year	2,500	2,264
Net employee benefits expense [Abstract]
Service cost - benefits earned	15	17
Net interest cost (income) on net defined benefit liability (asset)	128	122
Past service cost	0	0
Other pension plans [member] | Change in projected benefit obligation [member] | Wholly or partly funded defined benefit plans [member]
Change in projected benefit obligation [Abstract]
Defined benefit obligation at beginning of year	1,711
Defined benefit obligation at end of year	1,898	1,711
Other pension plans [member] | Change in projected benefit obligation [member] | Wholly unfunded defined benefit plans [member]
Change in projected benefit obligation [Abstract]
Defined benefit obligation at beginning of year	553
Defined benefit obligation at end of year	602	553
Other pension plans [member] | Change in plan assets [member]
Change in projected benefit obligation [Abstract]
Defined benefit obligation at beginning of year	1,816	1,894
Net interest cost (income) on net defined benefit liability (asset)	102	99
Remeasurement gain (loss) - return on plan assets less interest income	177	(76)
Members' contributions	0	0
Employer's contributions	56	33
Benefits paid	(149)	(149)
Change in foreign currency exchange rate	3	21
Defined benefit administrative expenses	(5)	(6)
Defined benefit obligation at end of year	2,000	1,816
Net employee benefits expense [Abstract]
Net interest cost (income) on net defined benefit liability (asset)	$ 102	$ 99